Organization - Summary of Operations of VIE Included in Consolidated Statements of Comprehensive Income (Detail)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Variable Interest Entity [Line Items]
Revenues	¥ 1,440,068,825	$ 206,852,944	¥ 1,091,414,277	¥ 1,052,203,719
Net income	404,858,740	58,154,320	306,924,335	349,057,432
Consolidated VIE [Member]
Variable Interest Entity [Line Items]
Revenues	1,440,068,825	206,852,944	1,091,431,610	1,052,203,719
Net income	¥ 353,558,726	$ 50,785,533	¥ 298,973,421	¥ 349,057,432